SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2016
SHORT-TERM INVESTMENTS [Abstract]
Schedule of reconciliation of the beginning and ending balances for trading securities
	As of			Gains	Exchange	As of
	December 31, 2015	Purchase	Sale	(losses)	loss	December 31, 2016

Equity securities	$264	$1,179	$1,367	$(73)	$(3)	-
Corporate bonds	$741	119	833	(9)	(18)	-
Funds	$1,856	18,404	19,906	121	(64)	$411
Futures	$(3)	-	526	538	(10)	$(1)

Total	$2,858	$19,702	$22,632	577	$(95)	$410

Schedule of short-term available-for-sale securities investments
		Year ended December 31, 2014			Year ended December 31, 2015			Year ended December 31, 2016
			Initial			Initial			Initial
	Note	Proceeds	costs	Gains	Proceeds	costs	Gains	Proceeds	costs	Gains

Equity securities	(i)	$352,733	$177,633	$175,100	$62,704	$59,136	$3,568	-	-	-
Corporate bonds		62,795	62,713	82	-	-	-	-	-	-

Total		$415,528	$240,346	$175,182	$62,704	$59,136	$3,568	-	-	-

(i)	Equity securities

During the years ended December 31, 2014, 2015 and 2016, the Company purchased and sold several stocks and recorded $175,100, $3,568 and $nil of gain in the consolidated statements of operations. In addition, the Company received stock dividends of $157 and $nil in the years ended December 31, 2015 and 2016, respectively, and recognized these as realized gain of short-term investments.

Schedule of fair value of each financial instruments at year end and of the realized gain or loss during the reporting periods
	Assets (Liability) Derivatives		Realized Gains/(Losses)
	as of December 31,		for the years ended December 31,
	2015	2016	2014	2015	2016

Derivatives not designated as hedging instruments:

Interest rate swaption-2013 batch	-	-	$(1,302)	-	-
Interest rate swaption-2014 batch	10	-	(38,383)	(1,927)	(10)
Interest rate swap	(249)	-	(363)	(63)	(15)
Short call	-	-	10,919	-	-
Long call	-	-	(6,141)	-	-
Short put	-	-	(1,697)	-	-
H-Share Index Call Option	-	-	-	(59,554)	-
FXI UP Call Option	-	-	-	(39,100)	-

Total	$(239)	-	$(36,967)	$(100,644)	$(25)